                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21664

                         Pioneer Series Trust III
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Value Fund

 Schedule of Investments 11/30/2016 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.4%

 Energy - 15.0%

 Oil & Gas Equipment & Services - 5.6%

 358,368

 Halliburton Co.

 $

 19,025,757

 140,474

 Schlumberger, Ltd.

 11,806,840

 $

 30,832,597

 Integrated Oil & Gas - 5.1%

 173,999

 Chevron Corp.

 $

 19,411,328

 119,559

 Occidental Petroleum Corp.

 8,531,730

 $

 27,943,058

 Oil & Gas Exploration & Production - 4.3%

 702,109

 Cabot Oil & Gas Corp.

 $

 15,530,651

 80,997

 EOG Resources, Inc.

 8,303,812

 $

 23,834,463

 Total Energy

 $

 82,610,118

 Materials - 4.5%

 Fertilizers & Agricultural Chemicals - 1.0%

 55,535

 Agrium, Inc.

 $

 5,600,705

 Specialty Chemicals - 2.0%

 95,394

 Ecolab, Inc.

 $

 11,135,342

 Paper Packaging - 1.5%

 174,209

 Sealed Air Corp.

 $

 7,943,930

 Total Materials

 $

 24,679,977

 Capital Goods - 10.7%

 Aerospace & Defense - 3.5%

 129,788

 Raytheon Co.

 $

 19,408,498

 Building Products - 1.5%

 256,561

 Masco Corp.

 $

 8,120,156

 Industrial Machinery - 5.7%

 136,523

 Illinois Tool Works, Inc.

 $

 17,089,949

 190,522

 Ingersoll-Rand Plc

 14,201,510

 $

 31,291,459

 Total Capital Goods

 $

 58,820,113

 Transportation - 2.0%

 Railroads - 2.0%

 304,497

 CSX Corp.

 $

 10,904,038

 Total Transportation

 $

 10,904,038

 Media - 1.3%

 Movies & Entertainment - 1.3%

 74,422

 Time Warner, Inc.

 $

 6,833,428

 Total Media

 $

 6,833,428

 Retailing - 0.5%

 Specialty Stores - 0.5%

 35,235

 Tiffany & Co.

 $

 2,906,183

 Total Retailing

 $

 2,906,183

 Food & Staples Retailing - 1.0%

 Food Retail - 1.0%

 187,204

 Whole Foods Market, Inc.

 $

 5,689,130

 Total Food & Staples Retailing

 $

 5,689,130

 Food, Beverage & Tobacco - 3.3%

 Brewers - 3.3%

 184,278

 Molson Coors Brewing Co. (Class B)

 $

 18,064,772

 Total Food, Beverage & Tobacco

 $

 18,064,772

 Household & Personal Products - 2.9%

 Household Products - 2.9%

 196,289

 The Procter & Gamble Co.

 $

 16,185,991

 Total Household & Personal Products

 $

 16,185,991

 Health Care Equipment & Services - 1.5%

 Health Care Distributors - 1.5%

 119,123

 Cardinal Health, Inc.

 $

 8,458,924

 Total Health Care Equipment & Services

 $

 8,458,924

 Pharmaceuticals, Biotechnology & Life Sciences - 7.6%

 Pharmaceuticals - 7.6%

 197,549

 Johnson & Johnson

 $

 21,987,204

 616,755

 Pfizer, Inc.

 19,822,506

 $

 41,809,710

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 41,809,710

 Banks - 16.3%

 Diversified Banks - 11.5%

 405,774

 JPMorgan Chase & Co.

 $

 32,530,901

 621,270

 US Bancorp

 30,827,417

 $

 63,358,318

 Regional Banks - 4.8%

 238,294

 The PNC Financial Services Group, Inc.

 $

 26,341,019

 Total Banks

 $

 89,699,337

 Diversified Financials - 8.7%

 Consumer Finance - 4.9%

 779,506

 Synchrony Financial

 $

 26,939,727

 Asset Management & Custody Banks - 1.0%

 187,648

 Invesco, Ltd.

 $

 5,875,259

 Investment Banking & Brokerage - 1.8%

 237,035

 Morgan Stanley Co.

 $

 9,803,768

 Financial Exchanges & Data - 1.0%

 85,489

 Nasdaq, Inc.

 $

 5,478,990

 Total Diversified Financials

 $

 48,097,744

 Insurance - 2.4%

 Property & Casualty Insurance - 2.4%

 366,137

 XL Group, Ltd.

 $

 13,228,530

 Total Insurance

 $

 13,228,530

 Software & Services - 4.1%

 Internet Software & Services - 2.1%

 411,797

 eBay, Inc. *

 $

 11,452,075

 Systems Software - 2.0%

 187,562

 Microsoft Corp.

 $

 11,302,486

 Total Software & Services

 $

 22,754,561

 Technology Hardware & Equipment - 5.9%

 Communications Equipment - 2.8%

 526,268

 Cisco Systems, Inc.

 $

 15,693,312

 Computer Storage & Peripherals - 3.1%

 152,971

 Apple, Inc.

 $

 16,906,355

 Total Technology Hardware & Equipment

 $

 32,599,667

 Semiconductors & Semiconductor Equipment - 2.8%

 Semiconductors - 2.8%

 518,357

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 $

 15,390,019

 Total Semiconductors & Semiconductor Equipment

 $

 15,390,019

 Telecommunication Services - 5.5%

 Integrated Telecommunication Services - 5.5%

 336,396

 AT&T, Inc.

 $

 12,994,977

 344,952

 Verizon Communications, Inc.

 17,213,105

 $

 30,208,082

 Total Telecommunication Services

 $

 30,208,082

 Utilities - 3.4%

 Electric Utilities - 2.2%

 208,969

 American Electric Power Co., Inc.

 $

 12,339,619

 Multi-Utilities - 1.2%

 158,726

 Public Service Enterprise Group, Inc.

 $

 6,556,971

 Total Utilities

 $

 18,896,590

 TOTAL COMMON STOCKS

 (Cost $488,315,533)

 $

 547,836,914

 TOTAL INVESTMENT IN SECURITIES - 99.4%

 (Cost $488,315,533) (a)

 $

 547,836,914

 OTHER ASSETS & LIABILITIES - 0.6%

 $

 3,442,464

 TOTAL NET ASSETS - 100.0%

 $

 551,279,378

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At November 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $489,420,162 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

             65,835,557

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (7,418,805)

 Net unrealized appreciation

 $

             58,416,752

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of November 30, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $       547,836,914

  $              -

  $              -

  $       547,836,914

 Total

  $    547,836,914

  $             -

  $             -

  $    547,836,914

 During the period ended November 30, 2016, there were no transfers between Levels 1, 2 and 3.

 Other Financial Instruments

 Unrealized appreciation on futures contracts

  $               33,436

  $            -

  $            -

  $               33,436

 Total Other Financial Instruments

  $             33,436

               -

               -

  $             33,436

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust III By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 27, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 27, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date January 27, 2017 * Print the name and title of each signing officer under his or her signature.